Organization and Principal Activities (Details) - shares		6 Months Ended
	Nov. 10, 2023	Mar. 31, 2026
Organization and Principal Activities [Line Items]
Date of incorporation		Nov. 03, 2021
Number of shares acquired		10,351,125
Sonic Motion Limited [Member]
Organization and Principal Activities [Line Items]
Number of shares issued	650,000
Sonic Flash Limited [Member]
Organization and Principal Activities [Line Items]
Number of shares issued	600,000
Ms. Lok Yi Lui Jeanne [Member]
Organization and Principal Activities [Line Items]
Number of shares issued		561,375
Mr. Kim Sun Chan [Member]
Organization and Principal Activities [Line Items]
Number of shares issued		337,500